Employees' Profit Sharing Plan (Details) (Deferred profit sharing plan, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred profit sharing plan
Employees' profit sharing plan
Minimum period of continuous employment to be fully vested	1 year
Profit sharing costs	$ 3,510,000	$ 3,500,000	$ 3,400,000